Derivative financial instruments and Short positions (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives Pledged As Guarantee [Abstract]
Financial Treasury Letters - LFT	R$ 5,342,992	R$ 7,552,926	R$ 708,960
National Treasury Letters - LTN	1,086,556	3,392,886	4,371,286
National Treasury Notes - NTN	660,918	873,134	1,193,315
Total	R$ 7,090,466	R$ 11,818,946	R$ 6,273,561